Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-term debt
Long-term debt consists of the following as of December 31, 2021, and 2020 (in millions):

	2021	2020
2017 First Lien Term Facility due May 2024	$778.3	$786.6
2019 First Lien Term Facility due May 2024	97.5	98.5
2017 Second Lien Term Facility due May 2025	—	310.0
Revolving Facility due May 2022	2.7	142.6
2021 Revolving Facility due November 2023	37.3	—
Less: unamortized debt issuance costs	(7.5)	(17.1)

	908.3	1,320.6
Less: current maturities of long-term debt	(11.8)	(9.1)

Long-term debt, net current portion	$896.5	$1,311.5

Summary of Aggregate Maturities of our Long-term debt
The aggregate maturities of our long-term debt, including the Revolving Facilities, are as follows as of December 31, 2021 (in millions):

For the years ending:	Principal amount
2022	$11.8
2023	46.5
2024	850.0
2025	—

Total	$908.3

Summary of Interest Expense Net
Interest expense, net for the years ended December 31, 2021, and 2020 consist of the following (in millions):

	2021	2020
Interest expense on debt, net of capitalized interest	$53.3	$66.6
Interest expense on capital leases	101.5	98.0
Amortization of deferred financing costs and fees	10.1	5.8
Interest income on Promissory Notes (Note 21)	—	(1.0)

Total	$164.9	$169.4